5. Notes Payable	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016
Notes
5. Notes Payable

5. Notes payable

(a)       As at July 31, 2016, the Company owed $14,616 (April 30, 2016 - $4,616) in notes payable to non-related parties. Under the terms of the notes, the amounts are unsecured, bears interest at 5-6% per annum, and due on demand.

(b)       On June 6, 2016, the Company issued a note payable to a non-related party for proceeds of $10,000. Under the terms of the note, the amount is unsecured, bears interest at 5% per annum, and is due on demand.

NOTE 7.  Notes Payable

As at April 30, 2016, the Company owed $4,616 (2015 - $nil) in notes payable to non-related parties. Under the terms of the notes, the amounts are unsecured, bears interest at 6% per annum, and due on July 31, 2016.